Dividends - Summary of Dividends (Parenthetical) (Detail) - ¥ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Dividends Paid [abstract]
Dividends per ordinary share	¥ 0.000	¥ 0.051
Dividends proposed per ordinary share	¥ 0.051	¥ 0.049